Document And Entity Information	3 Months Ended
Mar. 31, 2024
Document Information Line Items
Entity Registrant Name	SOLIDION TECHNOLOGY, INC.
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Solidion Technology, Inc. is filing this Amendment No. 2 to its Registration Statement on Form S-1 (File No. 333-278700) (the “Registration Statement”) as an exhibit-only filing to file certain exhibits as indicated in Part II of this Amendment No. 2. Accordingly, this Amendment No. 2 consists only of the facing page, this explanatory note, Part II of the Registration Statement, the signature page to the Registration Statement and the filed exhibits. The prospectus constituting Part I of the Registration Statement is unchanged and has been omitted.
Entity Central Index Key	0001881551
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE